Financial Instruments and Risk Management (Equity Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	$ 22.8	$ 7.8
Metella [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	10.9
Monarch Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	7.1
Red Pine Exploration [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	2.0
Manitou Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	1.3
Other Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	$ 1.5